Other Financial Income (Loss) - Schedule of Other Financial Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Financial Income Loss [Abstract]
Exchange gains (losses) net	$ 28.1	$ 12.6	$ (20.5)
Other financial income (expenses)	(23.9)	(24.0)	(34.0)
Other financial income (loss)	$ 4.2	$ (11.4)	$ (54.5)